SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund, a feeder fund of Deutsche DWS Equity 500 Index Portfolio
DWS ESG Global Bond Fund
DWS European Equity Fund
DWS Fixed Income Opportunities Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Government Cash Management Fund, a feeder fund of Government Cash Management Portfolio
DWS Government Cash Reserves Fund Institutional, a feeder fund of Government Cash Management Portfolio
DWS Government Money Market Series, a feeder fund of Government Cash Management Portfolio
DWS Health and Wellness Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Global Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF MLP & Energy Infrastructure Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund, a feeder fund of Deutsche DWS Equity 500 Index Portfolio
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund
DWS World Dividend Fund
Deutsche DWS Variable Series I:
DWS Bond VIP
DWS Capital Growth VIP
DWS Core Equity VIP
DWS CROCI® International VIP
DWS Global Small Cap VIP
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

Effective May 15, 2019, Ernst & Young is appointed as the independent registered public accounting firm for the funds.
Please Retain This Supplement for Future Reference
May 17, 2019
SAISTKR-13